Supplementary Financial Statement Information (Details) - Schedule of Research and Development Expenses, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses, Net [Abstract]
Payroll and related expenses	$ 5,265	$ 6,371	$ 5,054
Research and development services	9,853	8,264	4,557
Materials	1,880	2,044	1,505
Share Based Compensation	524	876	1,210
Depreciation	802	740	546
Other	911	1,605	1,029
Total Research and Development expenses before reimbursement from the Israel Innovation Authority	19,235	19,900	13,901
Israel Innovation Authority participation in research and development costs and royalties payable	(223)	(1,207)	(1,020)
Research and development expenses, net	$ 19,012	$ 18,693	$ 12,881